INSTALMENT LOAN PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Instalment Loan Payable
INSTALMENT LOAN PAYABLE

NOTE 11 – INSTALLMENT LOANS PAYABLE

Installment loans payable consists of a 48-month installment loan for the purchase of a truck that is used at our extraction facility, as well as a 36-month installment loan for the purchase an SUV used for Company purposes. The outstanding balance on the 48-month installment loan was $17,892 and $46,667 at June 30, 2018, and December 31, 2017, respectively. The terms of the 48-month installment loan specify monthly payments of $955, however, we are making payments of $6,955 per month to pay the loan off in a six-month period. As a result of our intentions to pay the loan off in six months, the entire balance of the 48-month installment loan has been classified as a current liability. The outstanding balance on the 36-month installment loan was $76,715 and $0 at June 30, 2018, and December 31, 2017, respectively. The terms of the 36-month installment loan specify monthly payments of $2,160, however, we are making payments of $6,500 per month to pay the loan off within a one-year period. As a result of our intentions to pay off the loan within one year, the entire balance of the 36-month installment loan has been classified as a current liability.

NOTE 12 – INSTALMENT LOAN PAYABLE

Instalment loan payable consists of a 48-month instalment loan incurred in connection with the purchase of a truck that is used at our extraction facility.  The outstanding balance on the instalment loan is $46,667 and $0.0 at December 31, 2017 and 2016, respectively. The terms of the installment loan specify monthly payments of $972, however, we are making payments of $7,778 per month in order to pay the loan off in a six-month period. As a result of our intentions to pay the loan off in six months, the entire balance of the instalment loan has been classified as a current liability.